RETIREMENT BENEFIT PLANS - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) beginning balance	£ 416
Current service cost	8	£ 13	£ 13
Interest cost	(27)	(34)	(54)
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	(163)	(113)	(51)
– Experience adjustments	86	84	91
– Changes in financial assumptions	(182)	(786)	206
Net defined benefit liability (asset) ending balance	502	416
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) beginning balance	(7,380)	(8,201)
Interest cost	(398)	(371)
Employer salary sacrifice contributions	(2)	(4)
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	163	113
– Experience adjustments	(86)	(84)
– Changes in financial assumptions	182	786
Benefits paid	402	394
Net defined benefit liability (asset) ending balance	(7,127)	(7,380)	£ (8,201)
Present value of defined benefit obligations | Santander UK plc
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ (8)	£ (13)